Segment Information (Income from operations and capital expenditures) (Details) - USD ($) $ in Millions	3 Months Ended													12 Months Ended
	Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1],[2]	Mar. 31, 2016	[1]	Dec. 31, 2015	[1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment														$ 1,313	$ 334	$ 141
Segment revenues														572	36	0
Segment other income														6	6	6
Total segment revenues and other income	$ 848		$ 838		$ 698		$ 645		$ 369		$ 251	$ 246	$ 235	3,029	1,101	793
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment														(131)	(24)	0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment														1,444	358	141
Segment revenues														3,426	1,063
Segment other income														54	62
Total segment revenues and other income														3,480	1,125	793
Segment cost of revenues														1,459	478
Segment operating income before portion attributable to noncontrolling interest and Predecessor														2,021	647
Segment portion attributable to noncontrolling interest and Predecessor														436	249
Segment operating income attributable to MPLX LP														1,585	398	213
Operating Segments [Member] | L&S [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment														550	258	141
Segment revenues														1,241	913	747
Segment other income														53	62	46
Total segment revenues and other income														1,294	975	793
Segment cost of revenues														552	416	392
Segment operating income before portion attributable to noncontrolling interest and Predecessor														742	559	401
Segment portion attributable to noncontrolling interest and Predecessor														289	237	188
Segment operating income attributable to MPLX LP														453	322	213
Operating Segments [Member] | G&P [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment														894	100	$ 0
Segment revenues														2,185	150
Segment other income														1	0
Total segment revenues and other income														2,186	150
Segment cost of revenues														907	62
Segment operating income before portion attributable to noncontrolling interest and Predecessor														1,279	88
Segment portion attributable to noncontrolling interest and Predecessor														147	12
Segment operating income attributable to MPLX LP														$ 1,132	$ 76

[1]	(3)These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[2]	(2)Second quarter 2016 results included impairment expense related to equity method investments of $89 million. See Note 5 for more information.